Derivative Financial Instruments (Aggregate Outstanding Notionals Related To Undesignated Positions) (Details) (Not Designated as Hedging Instrument [Member], USD $)
In Millions, unless otherwise specified
	Dec. 28, 2013 bu	Sep. 28, 2013 bu
Corn (in bushels)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	28,000,000	69,000,000
Soy Meal (in tons)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	219,800	204,600
Soy Oil (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	0	11,000,000
Live Cattle (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	28,000,000	60,000,000
Lean Hogs (in pounds)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	75,000,000	159,000,000
Foreign Currency [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 203	$ 95